Transfer of Financial Assets (Tables)	12 Months Ended
Mar. 31, 2019
Transfers and Servicing [Abstract]
Roll-Forwards of Amount of Servicing Assets

The servicing assets related to those servicing activities are included in other assets in the consolidated balance sheets and roll-forwards of the amount of the servicing assets during fiscal 2018 and 2019 are as follows:

	Millions of yen
	2018	2019
Beginning balance	¥17,303	¥28,756
Increase mainly from loans sold with servicing retained	16,983	6,275
Decrease mainly from amortization	(4,019)	(4,728)
Increase (Decrease) from the effects of changes in foreign exchange rates	(1,511)	1,269

Ending balance	¥28,756	¥31,572

Fair Value of Servicing Assets	The fair value of the servicing assets as of March 31, 2018 and 2019 are as follows:

	Millions of yen
	March 31, 2018	March 31, 2019
Beginning balance	¥24,907	¥35,681
Ending balance	¥35,681	¥39,846